Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite fived intangible asset useful life	5 years
Minimum [Member] | Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Finite fived intangible asset useful life	32 years
Maximum [Member] | Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Finite fived intangible asset useful life	50 years